Related party and shareholder transactions (Short-term loan - shareholder) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Short-term loan - shareholder	$ 209	$ 209
Sun Zone Investments Limited [Member]
Related Party Transaction [Line Items]
Short-term loan - shareholder	$ 209	$ 209